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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-10073

BBH Prime Institutional Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

40 Water Street Boston, MA 02109-3661

(Address of principal executive offices)

Nancy D. Osborn, Principal Financial Officer
BBH Prime Institutional Money Market Fund, Inc. 40 Water Street Boston, MA 02109 Mailing Address: 140 Broadway, New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code:    212-493-7237

Date of fiscal year end:      June 30

Date of reporting period:     July 1, 2004 - June 30, 2005

Item 1.  Proxy Voting Record.

The Fund invests all of its assets in the BBH U.S. Money Market Portfolio (the "Portfolio"). There were no matters relating to a security held by the Portfolio considered at any shareholder meeting held during the period covered by this report and with respect to which the Portfolio was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH Prime Institutional Money Market Fund, Inc.

By (Signature and Title)       /s/ John A. Nielsen
                                              John A. Nielsen, President and Principal Executive Officer

Insert printed name and title of signing officer     John A. Nielsen, President and Principal Executive Officer

Date   August 31, 2005